Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Huntington Bancshares Incorporated

Notes to Consolidated Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations — Huntington Bancshares Incorporated (Huntington or the Company) is a multi-state diversified regional bank holding company organized under Maryland law in 1966 and headquartered in Columbus, Ohio. Through its subsidiaries, including its bank subsidiary, The Huntington National Bank (the Bank), Huntington is engaged in providing full-service commercial, small business, consumer banking services, mortgage banking services, automobile financing, equipment leasing, investment management, trust services, brokerage services, customized insurance programs, and other financial products and services. Huntington's banking offices are located in Ohio, Michigan, Pennsylvania, Indiana, West Virginia, and Kentucky. Select financial services and other activities are also conducted in various other states. International banking services are available through the headquarters office in Columbus, Ohio and a limited purpose office located in the Cayman Islands and another in Hong Kong.

 Basis of Presentation — The Consolidated Financial Statements include the accounts of Huntington and its majority-owned subsidiaries and are presented in accordance with GAAP. All intercompany transactions and balances have been eliminated in consolidation. Companies in which Huntington holds more than a 50% voting equity interest, or a controlling financial interest, or are a VIE in which Huntington has the power to direct the activities of an entity that most significantly impact the entity's economic performance and has an obligation to absorb losses or the right to receive benefits from the VIE which could potentially be significant to the VIE are consolidated. VIEs are legal entities with insubstantial equity, whose equity investors lack the ability to make decisions about the entity's activities, or whose equity investors do not have the right to receive the residual returns of the entity if they occur. VIEs in which Huntington does not hold the power to direct the activities of the entity that most significantly impact the entity's economic performance or does not have an obligation to absorb losses or the right to receive benefits from the VIE which could potentially be significant to the VIE are not consolidated. For consolidated entities where Huntington holds less than a 100% interest, Huntington recognizes noncontrolling interest (included in shareholders' equity) for the equity held by others and noncontrolling profit or loss (included in noninterest expense) for the portion of the entity's earnings attributable to other's interests. Investments in companies that are not consolidated are accounted for using the equity method when Huntington has the ability to exert significant influence. Those investments in nonmarketable securities for which Huntington does not have the ability to exert significant influence are generally accounted for using the cost method. Investments in private investment partnerships that are accounted for under the equity method or the cost method are included in accrued income and other assets and Huntington's proportional interest in the equity investments' earnings are included in other noninterest income. Investment interests accounted for under the cost and equity methods are periodically evaluated for impairment.

The preparation of financial statements in conformity with GAAP requires Management to make estimates and assumptions that significantly affect amounts reported in the Consolidated Financial Statements. Huntington utilizes processes that involve the use of significant estimates and the judgments of Management in determining the amount of its allowance for credit losses, income taxes deferred tax assets, and contingent liabilities, as well as fair value measurements of investment securities, derivatives, goodwill, pension assets and liabilities, mortgage servicing rights, and loans held for sale. As with any estimate, actual results could differ from those estimates.

Certain prior period amounts have been reclassified to conform to the current year's presentation.

 Resale and Repurchase Agreements — Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as collateralized financing transactions and are recorded at the amounts at which the securities were acquired or sold plus accrued interest. The fair value of collateral either received from or provided to a third party is continually monitored and additional collateral is obtained or requested to be returned to Huntington in accordance with the agreement.

Securities — Securities purchased with the intention of recognizing short-term profits or which are actively bought and sold are classified as trading account securities and reported at fair value. The unrealized gains or losses on trading account securities are recorded in other noninterest income, except for gains and losses on trading account securities used to hedge the fair value of MSRs, which are included in mortgage banking income.  Debt securities purchased in which Huntington has the positive intent and ability to hold to its maturity are classified as held-to-maturity securities. Held-to-maturity securities are recorded at amortized cost.  All other debt and equity securities are classified as available-for-sale and other securities. Unrealized gains or losses on available-for-sale and other securities are reported as a separate component of accumulated OCI in the Consolidated Statements of Changes in Shareholders' Equity. Credit-related declines in the value of debt and marketable equity securities that are considered other-than-temporary are recorded in noninterest income.

Huntington evaluates its investment securities portfolio on a quarterly basis for indicators of OTTI.  Huntington assesses whether OTTI has occurred when the fair value of a debt security is less than the amortized cost basis at the balance sheet date.  Management reviews the amount of unrealized loss, the length of time the security has been in an unrealized loss position, the credit rating history, market trends of similar security classes, time remaining to maturity, and the source of both interest and principal payments to identify securities which could potentially be impaired.  OTTI is considered to have occurred (1) if Huntington intends to sell the security; (2) if it is more likely than not Huntington will be required to sell the security before recovery of its amortized cost basis; or (3) the present value of expected cash flows are not sufficient to recover all contractually required principal and interest payments.  For securities that Huntington does not expect to sell, or it is not more likely than not to be required to sell, the OTTI is separated into credit and noncredit components.  A discounted cash flow analysis, which includes evaluating the timing of the expected cash flows, is completed for all debt securities subject to credit impairment.  The measurement of the credit loss component is equal to the difference between the debt security's cost basis and the present value of its expected future cash flows discounted at the security's effective yield.  The credit-related OTTI, represented by the expected loss in principal, is recognized in noninterest income.  The remaining difference between the security's fair value and the present value of future expected cash flows is due to factors that are not credit-related and, therefore, are recognized in OCI.  Huntington believes that it will fully collect the carrying value of securities on which noncredit-related OTTI has been recognized in OCI.  Noncredit-related OTTI results from other factors, including increased liquidity spreads and extension of the security. For securities which Huntington does expect to sell, or if it is more likely than not Huntington will be required to sell the security before recovery of its amortized cost basis, all OTTI is recognized in earnings. Presentation of OTTI is made in the Consolidated Statements of Income on a gross basis with a reduction for the amount of OTTI recognized in OCI. Once an OTTI is recorded, when future cash flows can be reasonably estimated, future cash flows are re-allocated between interest and principal cash flows to provide for a level-yield on the security.

Securities transactions are recognized on the trade date (the date the order to buy or sell is executed). The carrying value plus any related OCI balance of sold securities is used to compute realized gains and losses. Interest and dividends on securities, including amortization of premiums and accretion of discounts using the effective interest method over the period to maturity, are included in interest income.

Nonmarketable equity securities include stock acquired for regulatory purposes, such as Federal Home Loan Bank stock and Federal Reserve Bank stock. These securities are accounted for at cost, evaluated for impairment, and included in available-for-sale and other securities.

 Loans and Leases — Loans and direct financing leases for which Huntington has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Except for loans which are subject to fair value requirements, loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs and net of unearned income. Direct financing leases are reported at the aggregate of lease payments receivable and estimated residual values, net of unearned and deferred income. Interest income is accrued as earned using the interest method based on unpaid principal balances. Huntington defers the fees it receives from the origination of loans and leases, as well as the direct costs of those activities. Huntington also acquires loans at a premium and at a discount to their contractual values. Huntington amortizes loan discounts, premiums, and net loan origination fees and costs on a level-yield basis over the estimated lives of the related loans.

Troubled debt restructurings are loans for which the original contractual terms have been modified to provide a concession to a borrower experiencing financial difficulties. Loan modifications are considered TDRs when the concessions provided are not available to the borrower through either normal channels or other sources. However, not all loan modifications are TDRs. Modifications resulting in troubled debt restructurings may include changes to one or more terms of the loan, including but not limited to, a change in interest rate, an extension of the amortization period, a reduction in payment amount, and partial forgiveness or deferment of principal or accrued interest.

Residual values on leased equipment are evaluated quarterly for impairment. Impairment of the residual values of direct financing leases determined to be other than temporary is recognized by writing the leases down to fair value with a charge to other noninterest expense. Residual value losses arise if the expected fair value at the end of the lease term is less than the residual value recorded at the lease origination, net of estimated amounts reimbursable by the lessee. Future declines in the expected residual value of the leased equipment would result in expected losses of the leased equipment.

For leased equipment, the residual component of a direct financing lease represents the estimated fair value of the leased equipment at the end of the lease term. Huntington uses industry data, historical experience, and independent appraisals to establish these residual value estimates. Additional information regarding product life cycle, product upgrades, as well as insight into competing products are obtained through relationships with industry contacts and are factored into residual value estimates where applicable.

Loans Held for Sale — Loans and loan commitments in which Huntington does not have the intent and ability to hold for the foreseeable future are classified as loans held for sale. Loans held for sale (excluding loans originated or acquired with the intent to sell, which are carried at fair value) are carried at the lower of cost or fair value less cost to sell. The fair value option is generally elected for mortgage loans held for sale to facilitate hedging of the loans. Fair value is determined based on collateral value and prevailing market prices for loans with similar characteristics. Nonmortgage loans held for sale are measured on an aggregate asset basis.

Allowance for Credit Losses — Huntington maintains two reserves, both of which reflect Management's judgment regarding the appropriate level necessary to absorb credit losses inherent in our loan and lease portfolio: the ALLL and the AULC. Combined, these reserves comprise the total ACL. The determination of the ACL requires significant estimates, including the timing and amounts of expected future cash flows on impaired loans and leases, consideration of current economic conditions, and historical loss experience pertaining to pools of homogeneous loans and leases, all of which may be susceptible to change.

The appropriateness of the ACL is based on Management's current judgments about the credit quality of the loan portfolio. These judgments consider on-going evaluations of the loan and lease portfolio, including such factors as the differing economic risks associated with each loan category, the financial condition of specific borrowers, the level of delinquent loans, the value of any collateral and, where applicable, the existence of any guarantees or other documented support. Further, Management evaluates the impact of changes in interest rates and overall economic conditions on the ability of borrowers to meet their financial obligations when quantifying our exposure to credit losses and assessing the appropriateness of our ACL at each reporting date. In addition to general economic conditions and the other factors described above, additional factors also considered include: the impact of increasing or decreasing residential real estate values; the diversification of CRE loans; the development of new or expanded Commercial business segments such as healthcare, ABL, and energy, and the overall condition of the manufacturing industry. Also, the ACL assessment includes the on-going assessment of credit quality metrics, and a comparison of certain ACL benchmarks to current performance. Management's determinations regarding the appropriateness of the ACL are reviewed and approved by the Company's board of directors.

The ALLL consists of two components: (1) the transaction reserve, which includes a loan level allocation, specific reserves related to loans considered to be impaired, and loans involved in troubled debt restructurings, and (2) the general reserve. The transaction reserve component includes both (1) an estimate of loss based on pools of commercial and consumer loans and leases with similar characteristics and (2) an estimate of loss based on an impairment review of each impaired C&I and CRE loan greater than $1.0 million. For the C&I and CRE portfolios, the estimate of loss based on pools of loans and leases with similar characteristics is made by applying a PD factor and a LGD factor to each individual loan based on a regularly updated loan grade, using a standardized loan grading system. The PD factor and an LGD factor are determined for each loan grade using statistical models based on historical performance data. The PD factor considers on-going reviews of the financial performance of the specific borrower, including cash flow, debt-service coverage ratio, earnings power, debt level, and equity position, in conjunction with an assessment of the borrower's industry and future prospects. The LGD factor considers analysis of the type of collateral and the relative LTV ratio. These reserve factors are developed based on credit migration models that track historical movements of loans between loan ratings over time and a combination of long-term average loss experience of our own portfolio and external industry data using a 24-month emergence period.

In the case of more homogeneous portfolios, such as automobile loans, home equity loans, and residential mortgage loans, the determination of the transaction reserve also incorporates PD and LGD factors. The estimate of loss is based on pools of loans and leases with similar characteristics. The PD factor considers current credit scores unless the account is delinquent, in which case a higher PD factor is used. The credit score provides a basis for understanding the borrower's past and current payment performance, and this information is used to estimate expected losses over the 12-month emergence period. The performance of first-lien loans ahead of our junior-lien loans is available to use as part of our updated score process. The LGD factor considers analysis of the type of collateral and the relative LTV ratio. Credit scores, models, analyses, and other factors used to determine both the PD and LGD factors are updated frequently to capture the recent behavioral characteristics of the subject portfolios, as well as any changes in loss mitigation or credit origination strategies, and adjustments to the reserve factors are made as required. Models utilized in the ALLL estimation process are subject to the Company's model validation policies.

The general reserve consists of the economic reserve and risk-profile reserve components. The economic reserve component considers the impact of changing market and economic conditions on portfolio performance. The risk-profile component considers items unique to our structure, policies, processes, and portfolio composition, as well as qualitative measurements and assessments of the loan portfolios including, but not limited to, management quality, concentrations, portfolio composition, industry comparisons, and internal review functions.

During the year, we made enhancements to our commercial risk rating system used for assessing credit risk when determining our ACL. The enhancements provide greater granularity in overall corporate risk ratings and incorporate a broader set of financial metrics in the determination of the PD and LGD. The PD and LGD factors combine to represent the transaction reserve component for a given credit exposure.

The estimate for the AULC is determined using the same procedures and methodologies as used for the ALLL. The loss factors used in the AULC are the same as the loss factors used in the ALLL while also considering a historical utilization of unused commitments. The AULC is recorded in accrued expenses and other liabilities in the Consolidated Balance Sheets.

Nonaccrual and Past Due Loans — Loans are considered past due when the contractual amounts due with respect to principal and interest are not received within 30 days of the contractual due date.

Any loan in any portfolio may be placed on nonaccrual status prior to the policies described below when collection of principal or interest is in doubt. When a borrower with debt is discharged in a Chapter 7 bankruptcy and not reaffirmed by the borrower, the loan is determined to be collateral dependent and placed on nonaccrual status, unless there is a co-borrower.

All classes within the C&I and CRE portfolios (except for purchased credit-impaired loans) are placed on nonaccrual status at 90-days past due. First-lien home equity loans are placed on nonaccrual status at 150-days past due. Junior-lien home equity loans are placed on nonaccrual status at the earlier of 120-days past due or when the related first-lien loan has been identified as nonaccrual. Automobile and other consumer loans are generally charged-off when the loan is 120-days past due. Residential mortgage loans are placed on nonaccrual status at 150-days past due, with the exception of residential mortgages guaranteed by government agencies which continue to accrue interest at the rate guaranteed by the government agency. We are reimbursed from the government agency for reasonable expenses incurred in servicing loans. The FHA reimburses us for 66% of expenses, and the VA reimburses us at a maximum percentage of guarantee which is established for each individual loan. We have not experienced either material losses in excess of guarantee caps or significant delays or rejected claims from the related government entity.

For all classes within all loan portfolios, when a loan is placed on nonaccrual status, any accrued interest income is reversed with current year accruals charged to interest income, and prior year amounts charged-off as a credit loss.

For all classes within all loan portfolios, cash receipts received on NALs are applied against principal until the loan or lease has been collected in full, after which time any additional cash receipts are recognized as interest income. However, for secured non-reaffirmed debt in a Chapter 7 bankruptcy, payments are applied to principal and interest when the borrower has demonstrated a capacity to continue payment of the debt and collection of the debt is reasonably assured. For unsecured non-reaffirmed debt in a Chapter 7 bankruptcy where the carrying value has been fully charged-off, payments are recorded as loan recoveries.

Regarding all classes within the C&I and CRE portfolios, the determination of a borrower's ability to make the required principal and interest payments is based on an examination of the borrower's current financial statements, industry, management capabilities, and other qualitative measures. For all classes within the consumer loan portfolio, the determination of a borrower's ability to make the required principal and interest payments is based on multiple factors, including number of days past due and, in some instances, an evaluation of the borrower's financial condition. When, in Management's judgment, the borrower's ability to make required principal and interest payments resumes and collectability is no longer in doubt, the loan is returned to accrual status. For these loans that have been returned to accrual status, cash receipts are applied according to the contractual terms of the loan.

Charge-off of Uncollectible Loans — Any loan in any portfolio may be charged-off prior to the policies described below if a loss confirming event has occurred. Loss confirming events include, but are not limited to, bankruptcy (unsecured), continued delinquency, foreclosure, or receipt of an asset valuation indicating a collateral deficiency and that asset is the sole source of repayment. Additionally, discharged, collateral dependent non-reaffirmed debt in Chapter 7 bankruptcy filings will result in a charge-off to estimated collateral value, less anticipated selling costs.

C&I and CRE loans are either charged-off or written down to net realizable value at 90-days past due. Automobile loans and other consumer loans are charged-off at 120-days past due. First-lien and junior-lien home equity loans are charged-off to the estimated fair value of the collateral, less anticipated selling costs, at 150-days past due and 120-days past due, respectively. Residential mortgages are charged-off to the estimated fair value of the collateral at 150-days past due.

Impaired Loans — For all classes within the C&I and CRE portfolios, all loans with an outstanding balance of $1.0 million or greater are evaluated on a quarterly basis for impairment. Generally, consumer loans within any class are not individually evaluated on a regular basis for impairment. All TDRs, regardless of the outstanding balance amount, are also considered to be impaired. Loans acquired with evidence of deterioration in credit quality since origination for which it is probable at acquisition that all contractually required payments will not be collected are also considered to be impaired.

Once a loan has been identified for an assessment of impairment, the loan is considered impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. This determination requires significant judgment and use of estimates, and the eventual outcome may differ significantly from those estimates.

When a loan in any class has been determined to be impaired, the amount of the impairment is measured using the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, the observable market price of the loan, or the fair value of the collateral, less anticipated selling costs, if the loan is collateral dependent. When the present value of expected future cash flows is used, the effective interest rate is the original contractual interest rate of the loan adjusted for any premium or discount. When the contractual interest rate is variable, the effective interest rate of the loan changes over time. A specific reserve is established as a component of the ALLL when a loan has been determined to be impaired. Subsequent to the initial measurement of impairment, if there is a significant change to the impaired loan's expected future cash flows, or if actual cash flows are significantly different from the cash flows previously estimated, Huntington recalculates the impairment and appropriately adjusts the specific reserve. Similarly, if Huntington measures impairment based on the observable market price of an impaired loan or the fair value of the collateral of an impaired collateral dependent loan, Huntington will adjust the specific reserve.

When a loan within any class is impaired, the accrual of interest income is discontinued unless the receipt of principal and interest is no longer in doubt. Interest income on TDRs is accrued when all principal and interest is expected to be collected under the post-modification terms. Cash receipts received on nonaccruing impaired loans within any class are generally applied entirely against principal until the loan has been collected in full, after which time any additional cash receipts are recognized as interest income. Cash receipts received on accruing impaired loans within any class are applied in the same manner as accruing loans that are not considered impaired.

Purchased Credit-Impaired Loans — Purchased loans with evidence of deterioration in credit quality since origination for which it is probable at acquisition that we will be unable to collect all contractually required payments are considered to be credit impaired. Purchased credit-impaired loans are initially recorded at fair value, which is estimated by discounting the cash flows expected to be collected at the acquisition date. Because the estimate of expected cash flows reflects an estimate of future credit losses expected to be incurred over the life of the loans, an allowance for credit losses is not recorded at the acquisition date. The excess of cash flows expected at acquisition over the estimated fair value, referred to as the accretable yield, is recognized in interest income over the remaining life of the loan, or pool of loans, on a level-yield basis. The difference between the contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable difference. A subsequent decrease in the estimate of cash flows expected to be received on purchased credit-impaired loans generally results in the recognition of an allowance for credit losses. Subsequent increases in cash flows result in reversal of any nonaccretable difference (or allowance for loan and lease losses to the extent any has been recorded) with a positive impact on interest income subsequently recognized. The measurement of cash flows involves assumptions and judgments for interest rates, prepayments, default rates, loss severity, and collateral values. All of these factors are inherently subjective and significant changes in the cash flow estimates over the life of the loan can result.

Transfers of Financial Assets and Securitizations — Transfers of financial assets in which we have surrendered control over the transferred assets are accounted for as sales. In assessing whether control has been surrendered, we consider whether the transferee would be a consolidated affiliate, the existence and extent of any continuing involvement in the transferred financial assets, and the impact of all arrangements or agreements made contemporaneously with, or in contemplation of, the transfer, even if they were not entered into at the time of transfer. Control is generally considered to have been surrendered when (i) the transferred assets have been legally isolated from us or any of our consolidated affiliates, even in bankruptcy or other receivership, (ii) the transferee (or, if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing that is constrained from pledging or exchanging the assets it receives, each third-party holder of its beneficial interests) has the right to pledge or exchange the assets (or beneficial interests) it received without any constraints that provide more than a trivial benefit to us, and (iii) neither we nor our consolidated affiliates and agents have (a) both the right and obligation under any agreement to repurchase or redeem the transferred assets before their maturity, (b) the unilateral ability to cause the holder to return specific financial assets that also provides us with a more-than-trivial benefit (other than through a cleanup call) or (c) an agreement that permits the transferee to require us to repurchase the transferred assets at a price so favorable that it is probable that it will require us to repurchase them.

If the sale criteria are met, the transferred financial assets are removed from our balance sheet and a gain or loss on sale is recognized. If the sale criteria are not met, the transfer is recorded as a secured borrowing in which the assets remain on our balance sheet and the proceeds from the transaction are recognized as a liability. For the majority of financial asset transfers, it is clear whether or not we have surrendered control. For other transfers, such as in connection with complex transactions or where we have continuing involvement, we generally obtain a legal opinion as to whether the transfer results in a true sale by law.

We have historically securitized certain automobile receivables. Gains and losses on the loans and leases sold and servicing rights associated with loan and lease sales are determined when the related loans or leases are sold to either a securitization trust or third party. For loan or lease sales with servicing retained, a servicing asset is recorded at fair value for the right to service the loans sold.

Derivative Financial Instruments — A variety of derivative financial instruments, principally interest rate swaps, caps, floors, and collars, are used in asset and liability management activities to protect against the risk of adverse price or interest rate movements. These instruments provide flexibility in adjusting Huntington's sensitivity to changes in interest rates without exposure to loss of principal and higher funding requirements.

Huntington also uses derivatives, principally loan sale commitments, in hedging its mortgage loan interest rate lock commitments and its mortgage loans held for sale. Mortgage loan sale commitments and the related interest rate lock commitments are carried at fair value on the Consolidated Balance Sheets with changes in fair value reflected in mortgage banking income. Huntington also uses certain derivative financial instruments to offset changes in value of its MSRs. These derivatives consist primarily of forward interest rate agreements and forward mortgage contracts. The derivative instruments used are not designated as hedges. Accordingly, such derivatives are recorded at fair value with changes in fair value reflected in mortgage banking income.

Derivative financial instruments are recorded in the Consolidated Balance Sheets as either an asset or a liability (in accrued income and other assets or accrued expenses and other liabilities, respectively) and measured at fair value. On the date a derivative contract is entered into, we designate it as either:

• a qualifying hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge);

• a qualifying hedge of the variability of cash flows to be received or paid related to a recognized asset liability or forecasted transaction (cash flow hedge); or

• a trading instrument or a non-qualifying (economic) hedge.

Changes in the fair value of a derivative that has been designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that has been designated and qualifies as a cash flow hedge, to the extent effective as a hedge, are recorded in accumulated other comprehensive income, net of income taxes, and reclassified into earnings in the period during which the hedged item affects earnings. Ineffectiveness in the hedging relationship is reflected in current period earnings. Changes in the fair value of derivatives held for trading purposes or which do not qualify for hedge accounting are reported in current period earnings.

For those derivatives to which hedge accounting is applied, Huntington formally documents the hedging relationship and the risk management objective and strategy for undertaking the hedge. This documentation identifies the hedging instrument, the hedged item or transaction, the nature of the risk being hedged, and, unless the hedge meets all of the criteria to assume there is no ineffectiveness, the method that will be used to assess the effectiveness of the hedging instrument and how ineffectiveness will be measured. The methods utilized to assess retrospective hedge effectiveness, as well as the frequency of testing, vary based on the type of item being hedged and the designated hedge period. For specifically designated fair value hedges of certain fixed-rate debt, Huntington utilizes the short-cut method when certain criteria are met. For other fair value hedges of fixed-rate debt, including certificates of deposit, Huntington utilizes the regression method to evaluate hedge effectiveness on a quarterly basis. For fair value hedges of portfolio loans, the regression method is used to evaluate effectiveness on a daily basis. For cash flow hedges, the regression method is applied on a quarterly basis.

Hedge accounting is discontinued prospectively when:

• the derivative is no longer effective or expected to be effective in offsetting changes in the fair value or cash flows of a hedged item (including firm commitments or forecasted transactions);

• the derivative expires or is sold, terminated, or exercised;

• it is unlikely that a forecasted transaction will occur;

• the hedged firm commitment no longer meets the definition of a firm commitment; or

• the designation of the derivative as a hedging instrument is removed.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value or cash flow hedge, the derivative will continue to be carried on the balance sheet at fair value.

In the case of a discontinued fair value hedge of a recognized asset or liability, as long as the hedged item continues to exist on the balance sheet, the hedged item will no longer be adjusted for changes in fair value. The basis adjustment that had previously been recorded to the hedged item during the period from the hedge designation date to the hedge discontinuation date is recognized as an adjustment to the yield of the hedged item over the remaining life of the hedged item.

In the case of a discontinued cash flow hedge of a recognized asset or liability, as long as the hedged item continues to exist on the balance sheet, the effective portion of the changes in fair value of the hedging derivative will no longer be recorded to other comprehensive income. The balance applicable to the discontinued hedging relationship will be recognized in earnings over the remaining life of the hedged item as an adjustment to yield. If the discontinued hedged item was a forecasted transaction that is not expected to occur, any amounts recorded on the balance sheet related to the hedged item, including any amounts recorded in accumulated other comprehensive income, are immediately reclassified to current period earnings.

In the case of either a fair value hedge or a cash flow hedge, if the previously hedged item is sold or extinguished, the basis adjustment to the underlying asset or liability or any remaining unamortized other comprehensive income balance will be reclassified to current period earnings.

In all other situations in which hedge accounting is discontinued, the derivative will be carried at fair value on the consolidated balance sheets, with changes in its fair value recognized in current period earnings unless re-designated as a qualifying hedge.

Like other financial instruments, derivatives contain an element of credit risk, which is the possibility that Huntington will incur a loss because the counterparty fails to meet its contractual obligations. Notional values of interest rate swaps and other off-balance sheet financial instruments significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to Huntington, including any accrued interest receivable due from counterparties. Potential credit losses are mitigated through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements, and other contract provisions. Huntington considers the value of collateral held and collateral provided in determining the net carrying value of derivatives.

Huntington offsets the fair value amounts recognized for derivative instruments and the fair value for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instrument(s) recognized at fair value executed with the same counterparty under a master netting arrangement.

Repossessed Collateral — Repossessed collateral, also referred to as other real estate owned (OREO), is comprised principally of commercial and residential real estate properties obtained in partial or total satisfaction of loan obligations, and is carried at the lower of cost or fair value. Collateral obtained in satisfaction of a loan is recorded at the estimated fair value less anticipated selling costs based upon the property's appraised value at the date of foreclosure, with any difference between the fair value of the property and the carrying value of the loan recorded as a charge-off. Subsequent declines in value are reported as adjustments to the carrying amount and are recorded in noninterest expense. Gains or losses resulting from the sale of collateral are recognized in noninterest expense at the date of sale.

Collateral — We pledge assets as collateral as required for various transactions including security repurchase agreements, public deposits, loan notes, derivative financial instruments, short-term borrowings and long-term borrowings. Assets that have been pledged as collateral, including those that can be sold or repledged by the secured party, continue to be reported on our Consolidated Balance Sheets.

We also accept collateral, primarily as part of various transactions including derivative and security resale agreements. Collateral accepted by us, including collateral that we can sell or repledge, is excluded from our Consolidated Balance Sheets.

The market value of collateral we have accepted or pledged is regularly monitored and additional collateral is obtained or provided as necessary to ensure appropriate collateral coverage in these transactions.

 Premises and Equipment — Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed principally by the straight-line method over the estimated useful lives of the related assets. Buildings and building improvements are depreciated over an average of 30 to 40 years and 10 to 30 years, respectively. Land improvements and furniture and fixtures are depreciated over an average of 5 to 20 years, while equipment is depreciated over a range of 3 to 10 years. Leasehold improvements are amortized over the lesser of the asset's useful life or the lease term, including any renewal periods for which renewal is reasonably assured. Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of an asset are capitalized and depreciated over the remaining useful life. Premises and equipment is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Mortgage Servicing Rights — Huntington recognizes the rights to service mortgage loans as separate assets, which are included in accrued income and other assets in the Consolidated Balance Sheets when purchased, or when servicing is contractually separated from the underlying mortgage loans by sale or securitization of the loans with servicing rights retained.

For loan sales with servicing retained, a servicing asset is recorded at fair value for the right to service the loans sold. To determine the fair value of a MSR, Huntington uses an option adjusted spread cash flow analysis incorporating market implied forward interest rates to estimate the future direction of mortgage and market interest rates. The forward rates utilized are derived from the current yield curve for U.S. dollar interest rate swaps and are consistent with pricing of capital markets instruments. The current and projected mortgage interest rate influences the prepayment rate and, therefore, the timing and magnitude of the cash flows associated with the MSR. Expected mortgage loan prepayment assumptions are derived from a third party model. Management believes these prepayment assumptions are consistent with assumptions used by other market participants valuing similar MSRs. Servicing revenues on mortgage loans are included in mortgage banking income.

At the time of initial capitalization, MSRs may be grouped into servicing classes based on the availability of market inputs used in determining fair value and the method used for managing the risks of the servicing assets. MSR assets are recorded using the fair value method or the amortization method. The election of the fair value or amortization method is made at the time each servicing class is established. All newly created MSRs since 2009 were recorded using the amortization method. Any change in the fair value of MSRs carried under the fair value method, as well as amortization and impairment of MSRs under the amortization method, during the period is recorded in mortgage banking income, which is reflected in the Consolidated Statements of Income. Huntington hedges the value of certain MSRs using derivative instruments and trading securities. Changes in fair value of these derivatives and trading account securities are reported as a component of mortgage banking income.

 Goodwill and Other Intangible Assets — Under the acquisition method of accounting, the net assets of entities acquired by Huntington are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Other intangible assets are amortized either on an accelerated or straight-line basis over their estimated useful lives. Goodwill is evaluated for impairment on an annual basis at October 1st of each year or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Other intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Pension and Other Postretirement Benefits — We recognize the funded status of the postretirement benefit plans on the Consolidated Balance Sheets. Net postretirement benefit cost charged to current earnings related to these plans is based on various actuarial assumptions regarding expected future experience.

Certain employees are participants in various defined contribution and other non-qualified supplemental retirement plans. Our contributions to these plans are charged to current earnings.

In addition, we maintain a 401(k) plan covering substantially all employees. Employer contributions to the plan, which are charged to current earnings, are based on employee contributions.

 Share-Based Compensation — We use the fair value based method of accounting for awards of HBAN stock granted to employees under various stock option and restricted share plans. Stock compensation costs are recognized prospectively for all new awards granted under these plans. Compensation expense relating to share options is calculated using a methodology that is based on the underlying assumptions of the Black-Scholes option pricing model and is charged to expense over the requisite service period (e.g. vesting period). Compensation expense relating to restricted stock awards is based upon the fair value of the awards on the date of grant and is charged to earnings over the requisite service period (e.g., vesting period) of the award.

Stock Repurchases — Acquisitions of Huntington stock are recorded at cost. The re-issuance of shares is recorded at weighted-average cost.

 Income Taxes — Income taxes are accounted for under the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for the future book and tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are determined using enacted tax rates expected to apply in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income at the time of enactment of such change in tax rates. Any interest or penalties due for payment of income taxes are included in the provision for income taxes. To the extent that we do not consider it more likely than not that a deferred tax asset will be recovered, a valuation allowance is recorded. All positive and negative evidence is reviewed when determining how much of a valuation allowance is recognized on a quarterly basis. In determining the requirements for a valuation allowance, sources of possible taxable income are evaluated including future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in appropriate carryback years, and tax-planning strategies. Huntington applies a more likely than not recognition threshold for all tax uncertainties.

Bank Owned Life Insurance — Huntington's bank owned life insurance policies are recorded at their cash surrender value. Huntington recognizes tax-exempt income from the periodic increases in the cash surrender value of these policies and from death benefits.  A portion of the cash surrender value is supported by holdings in separate accounts.  Book value protection for the separate accounts is provided by the insurance carriers and a highly rated major bank.

Fair Value Measurements — The Company records or discloses certain of its assets and liabilities at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurements are classified within one of three levels in a valuation hierarchy based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Segment Results — Accounting policies for the business segments are the same as those used in the preparation of the Consolidated Financial Statements with respect to activities specifically attributable to each business segment. However, the preparation of business segment results requires Management to establish methodologies to allocate funding costs and benefits, expenses, and other financial elements to each business segment. Changes are made in these methodologies as appropriate.

Statement of Cash Flows — Cash and cash equivalents are defined as cash and due from banks which includes amounts on deposit with the Federal Reserve and federal funds sold and securities purchased under resale agreements.

Transactions with Related Parties — In the normal course of business, we may enter into transactions with various related parties. These transactions occur at prevailing market rates and terms and include funding arrangements, transfers of financial assets, administrative and operational support, and other miscellaneous services.

Loans Past Due, Policy [Policy Text Block]	Loans are considered past due when the contractual amounts due with respect to principal and interest are not received within 30 days of the contractual due date.
Nonaccrual Loans, Policy [Policy Text Block]

Any loan in any portfolio may be placed on nonaccrual status prior to the policies described below when collection of principal or interest is in doubt. When a borrower with debt is discharged in a Chapter 7 bankruptcy and not reaffirmed by the borrower, the loan is determined to be collateral dependent and placed on nonaccrual status, unless there is a co-borrower.

All classes within the C&I and CRE portfolios (except for purchased credit-impaired loans) are placed on nonaccrual status at 90-days past due. First-lien home equity loans are placed on nonaccrual status at 150-days past due. Junior-lien home equity loans are placed on nonaccrual status at the earlier of 120-days past due or when the related first-lien loan has been identified as nonaccrual. Automobile and other consumer loans are generally charged-off when the loan is 120-days past due. Residential mortgage loans are placed on nonaccrual status at 150-days past due, with the exception of residential mortgages guaranteed by government agencies which continue to accrue interest at the rate guaranteed by the government agency. We are reimbursed from the government agency for reasonable expenses incurred in servicing loans. The FHA reimburses us for 66% of expenses, and the VA reimburses us at a maximum percentage of guarantee which is established for each individual loan. We have not experienced either material losses in excess of guarantee caps or significant delays or rejected claims from the related government entity.

For all classes within all loan portfolios, when a loan is placed on nonaccrual status, any accrued interest income is reversed with current year accruals charged to interest income, and prior year amounts charged-off as a credit loss.

For all classes within all loan portfolios, cash receipts received on NALs are applied against principal until the loan or lease has been collected in full, after which time any additional cash receipts are recognized as interest income. However, for secured non-reaffirmed debt in a Chapter 7 bankruptcy, payments are applied to principal and interest when the borrower has demonstrated a capacity to continue payment of the debt and collection of the debt is reasonably assured. For unsecured non-reaffirmed debt in a Chapter 7 bankruptcy where the carrying value has been fully charged-off, payments are recorded as loan recoveries.

Regarding all classes within the C&I and CRE portfolios, the determination of a borrower's ability to make the required principal and interest payments is based on an examination of the borrower's current financial statements, industry, management capabilities, and other qualitative measures. For all classes within the consumer loan portfolio, the determination of a borrower's ability to make the required principal and interest payments is based on multiple factors, including number of days past due and, in some instances, an evaluation of the borrower's financial condition. When, in Management's judgment, the borrower's ability to make required principal and interest payments resumes and collectability is no longer in doubt, the loan is returned to accrual status. For these loans that have been returned to accrual status, cash receipts are applied according to the contractual terms of the loan.

Allowance for Loan Losses, Policy [Policy Text Block]

Huntington maintains two reserves, both of which reflect Management's judgment regarding the appropriate level necessary to absorb credit losses inherent in our loan and lease portfolio: the ALLL and the AULC. Combined, these reserves comprise the total ACL. The determination of the ACL requires significant estimates, including the timing and amounts of expected future cash flows on impaired loans and leases, consideration of current economic conditions, and historical loss experience pertaining to pools of homogeneous loans and leases, all of which may be susceptible to change.

The appropriateness of the ACL is based on Management's current judgments about the credit quality of the loan portfolio. These judgments consider on-going evaluations of the loan and lease portfolio, including such factors as the differing economic risks associated with each loan category, the financial condition of specific borrowers, the level of delinquent loans, the value of any collateral and, where applicable, the existence of any guarantees or other documented support. Further, Management evaluates the impact of changes in interest rates and overall economic conditions on the ability of borrowers to meet their financial obligations when quantifying our exposure to credit losses and assessing the appropriateness of our ACL at each reporting date. In addition to general economic conditions and the other factors described above, additional factors also considered include: the impact of increasing or decreasing residential real estate values; the diversification of CRE loans; the development of new or expanded Commercial business segments such as healthcare, ABL, and energy, and the overall condition of the manufacturing industry. Also, the ACL assessment includes the on-going assessment of credit quality metrics, and a comparison of certain ACL benchmarks to current performance. Management's determinations regarding the appropriateness of the ACL are reviewed and approved by the Company's board of directors.

The ALLL consists of two components: (1) the transaction reserve, which includes a loan level allocation, specific reserves related to loans considered to be impaired, and loans involved in troubled debt restructurings, and (2) the general reserve. The transaction reserve component includes both (1) an estimate of loss based on pools of commercial and consumer loans and leases with similar characteristics and (2) an estimate of loss based on an impairment review of each impaired C&I and CRE loan greater than $1.0 million. For the C&I and CRE portfolios, the estimate of loss based on pools of loans and leases with similar characteristics is made by applying a PD factor and a LGD factor to each individual loan based on a regularly updated loan grade, using a standardized loan grading system. The PD factor and an LGD factor are determined for each loan grade using statistical models based on historical performance data. The PD factor considers on-going reviews of the financial performance of the specific borrower, including cash flow, debt-service coverage ratio, earnings power, debt level, and equity position, in conjunction with an assessment of the borrower's industry and future prospects. The LGD factor considers analysis of the type of collateral and the relative LTV ratio. These reserve factors are developed based on credit migration models that track historical movements of loans between loan ratings over time and a combination of long-term average loss experience of our own portfolio and external industry data using a 24-month emergence period.

In the case of more homogeneous portfolios, such as automobile loans, home equity loans, and residential mortgage loans, the determination of the transaction reserve also incorporates PD and LGD factors. The estimate of loss is based on pools of loans and leases with similar characteristics. The PD factor considers current credit scores unless the account is delinquent, in which case a higher PD factor is used. The credit score provides a basis for understanding the borrower's past and current payment performance, and this information is used to estimate expected losses over the 12-month emergence period. The performance of first-lien loans ahead of our junior-lien loans is available to use as part of our updated score process. The LGD factor considers analysis of the type of collateral and the relative LTV ratio. Credit scores, models, analyses, and other factors used to determine both the PD and LGD factors are updated frequently to capture the recent behavioral characteristics of the subject portfolios, as well as any changes in loss mitigation or credit origination strategies, and adjustments to the reserve factors are made as required. Models utilized in the ALLL estimation process are subject to the Company's model validation policies.

The general reserve consists of the economic reserve and risk-profile reserve components. The economic reserve component considers the impact of changing market and economic conditions on portfolio performance. The risk-profile component considers items unique to our structure, policies, processes, and portfolio composition, as well as qualitative measurements and assessments of the loan portfolios including, but not limited to, management quality, concentrations, portfolio composition, industry comparisons, and internal review functions.

During the year, we made enhancements to our commercial risk rating system used for assessing credit risk when determining our ACL. The enhancements provide greater granularity in overall corporate risk ratings and incorporate a broader set of financial metrics in the determination of the PD and LGD. The PD and LGD factors combine to represent the transaction reserve component for a given credit exposure.

The estimate for the AULC is determined using the same procedures and methodologies as used for the ALLL. The loss factors used in the AULC are the same as the loss factors used in the ALLL while also considering a historical utilization of unused commitments. The AULC is recorded in accrued expenses and other liabilities in the Consolidated Balance Sheets.

Chargeoff, Policy [Policy Text Block]

Any loan in any portfolio may be charged-off prior to the policies described below if a loss confirming event has occurred. Loss confirming events include, but are not limited to, bankruptcy (unsecured), continued delinquency, foreclosure, or receipt of an asset valuation indicating a collateral deficiency and that asset is the sole source of repayment. Additionally, discharged, collateral dependent non-reaffirmed debt in Chapter 7 bankruptcy filings will result in a charge-off to estimated collateral value, less anticipated selling costs.

C&I and CRE loans are either charged-off or written down to net realizable value at 90-days past due. Automobile loans and other consumer loans are charged-off at 120-days past due. First-lien and junior-lien home equity loans are charged-off to the estimated fair value of the collateral, less anticipated selling costs, at 150-days past due and 120-days past due, respectively. Residential mortgages are charged-off to the estimated fair value of the collateral at 150-days past due.

Impaired Loans, Policy [Policy Text Block]

For all classes within the C&I and CRE portfolios, all loans with an outstanding balance of $1.0 million or greater are evaluated on a quarterly basis for impairment. Generally, consumer loans within any class are not individually evaluated on a regular basis for impairment. All TDRs, regardless of the outstanding balance amount, are also considered to be impaired. Loans acquired with evidence of deterioration in credit quality since origination for which it is probable at acquisition that all contractually required payments will not be collected are also considered to be impaired.

Once a loan has been identified for an assessment of impairment, the loan is considered impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. This determination requires significant judgment and use of estimates, and the eventual outcome may differ significantly from those estimates.

When a loan in any class has been determined to be impaired, the amount of the impairment is measured using the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, the observable market price of the loan, or the fair value of the collateral, less anticipated selling costs, if the loan is collateral dependent. When the present value of expected future cash flows is used, the effective interest rate is the original contractual interest rate of the loan adjusted for any premium or discount. When the contractual interest rate is variable, the effective interest rate of the loan changes over time. A specific reserve is established as a component of the ALLL when a loan has been determined to be impaired. Subsequent to the initial measurement of impairment, if there is a significant change to the impaired loan's expected future cash flows, or if actual cash flows are significantly different from the cash flows previously estimated, Huntington recalculates the impairment and appropriately adjusts the specific reserve. Similarly, if Huntington measures impairment based on the observable market price of an impaired loan or the fair value of the collateral of an impaired collateral dependent loan, Huntington will adjust the specific reserve.

When a loan within any class is impaired, the accrual of interest income is discontinued unless the receipt of principal and interest is no longer in doubt. Interest income on TDRs is accrued when all principal and interest is expected to be collected under the post-modification terms. Cash receipts received on nonaccruing impaired loans within any class are generally applied entirely against principal until the loan has been collected in full, after which time any additional cash receipts are recognized as interest income. Cash receipts received on accruing impaired loans within any class are applied in the same manner as accruing loans that are not considered impaired.

Troubled Debt Restructuring, Policy [Policy Text Block]

TDRs are modified loans where a concession was provided to a borrower experiencing financial difficulties. Loan modifications are considered TDRs when the concessions provided are not available to the borrower through either normal channels or other sources. However, not all loan modifications are TDRs.

The amount of interest that would have been recorded under the original terms for total accruing TDR loans was $43.9 million, $41.2 million, and $37.7 million for 2013, 2012, and 2011, respectively. The total amount of interest recorded to interest income for these loans was $35.7 million, $32.2 million, and $28.2 million for 2013, 2012, and 2011, respectively.

TDR Concession Types

The Company's standards relating to loan modifications consider, among other factors, minimum verified income requirements, cash flow analysis, and collateral valuations. Each potential loan modification is reviewed individually and the terms of the loan are modified to meet a borrower's specific circumstances at a point in time. All commercial TDRs are reviewed and approved by our SAD. The types of concessions provided to borrowers include:

  Interest rate reduction: A reduction of the stated interest rate to a nonmarket rate for the remaining original life of the debt.

  Amortization or maturity date change beyond what the collateral supports, including any of the following:

  Lengthens the amortization period of the amortized principal beyond market terms. This concession reduces the minimum monthly payment and increases the amount of the balloon payment at the end of the term of the loan. Principal is generally not forgiven.
  Reduces the amount of loan principal to be amortized and increases the amount of the balloon payment at the end of the term of the loan. This concession also reduces the minimum monthly payment. Principal is generally not forgiven.
  Extends the maturity date or dates of the debt beyond what the collateral supports. This concession generally applies to loans without a balloon payment at the end of the term of the loan.

  Chapter 7 bankruptcy: A bankruptcy court's discharge of a borrower's debt is considered a concession when the borrower does not reaffirm the discharged debt.

  Other: A concession that is not categorized as one of the concessions described above. These concessions include, but are not limited to: principal forgiveness, collateral concessions, covenant concessions, and reduction of accrued interest. Principal forgiveness may result from any TDR modification of any concession type. However, the aggregate amount of principal forgiven as a result of loans modified as TDRs during the years ended December 31, 2013 and 2012, was not significant.

Security Impairment, Policy [Policy Text Block]

Security Impairment

Huntington evaluated OTTI on the debt security types listed below.

Alt-A mortgage-backed and private-label CMO securities are collateralized by first-lien residential mortgage loans. The securities are valued by a third party pricing specialist using a discounted cash flow approach and proprietary pricing model. The model uses inputs such as estimated prepayment speeds, losses, recoveries, default rates that are implied by the underlying performance of collateral in the structure or similar structures, discount rates that are implied by market prices for similar securities, collateral structure types, and house price depreciation / appreciation rates that are based upon macroeconomic forecasts.

Collateralized Debt Obligations are CDOs backed by a pool of debt securities issued by financial institutions. The collateral generally consists of trust-preferred securities and subordinated debt securities issued by banks, bank holding companies, and insurance companies. A full cash flow analysis is used to estimate fair values and assess impairment for each security within this portfolio. A third party pricing specialist with direct industry experience in pooled-trust-preferred security evaluations is engaged to provide assistance estimating the fair value and expected cash flows on this portfolio. The full cash flow analysis is completed by evaluating the relevant credit and structural aspects of each pooled-trust-preferred security in the portfolio, including collateral performance projections for each piece of collateral in the security and terms of the security's structure. The credit review includes an analysis of profitability, credit quality, operating efficiency, leverage, and liquidity using available financial and regulatory information for each underlying collateral issuer. The analysis also includes a review of historical industry default data, current/near term operating conditions, and the impact of macroeconomic and regulatory changes.  Using the results of our analysis, we estimate appropriate default and recovery probabilities for each piece of collateral then estimate the expected cash flows for each security. The cumulative probability of default ranges from a low of 1% to 100%.

Many collateral issuers have the option of deferring interest payments on their debt for up to five years.  For issuers who are deferring interest, assumptions are made regarding the issuers ability to resume interest payments and make the required principal payment at maturity; the cumulative probability of default for these issuers currently ranges from 1% to 100%, and a 10% recovery assumption.  The fair value of each security is obtained by discounting the expected cash flows at a market discount rate, ranging from LIBOR plus 3.5% to LIBOR plus 15.3% as of December 31, 2013.  The market discount rate is determined by reference to yields observed in the market for similarly rated collateralized debt obligations, specifically high-yield collateralized loan obligations.  The relatively high market discount rate is reflective of the uncertainty of the cash flows and illiquid nature of these securities.  The large differential between the fair value and amortized cost of some of the securities reflects the high market discount rate and the expectation that the majority of the cash flows will not be received until near the final maturity of the security (the final maturities range from 2032 to 2035).

Servicing Rights, Mortgage and Automobile, Policy [Policy Text Block]

A MSR is established only when the servicing is contractually separated from the underlying mortgage loans by sale or securitization of the loans with servicing rights retained. At initial recognition, the MSR asset is established at its fair value using assumptions consistent with assumptions used to estimate the fair value of existing MSRs. At the time of initial capitalization, MSRs may be recorded using either the fair value method or the amortization method. The election of the fair value method or amortization method is made at the time each servicing class is established. Subsequently, servicing rights are accounted for based on the methodology chosen for each respective servicing class. Any increase or decrease in the fair value of MSRs carried under the fair value method, as well as amortization or impairment of MSRs recorded using the amortization method, during the period is recorded as an increase or decrease in mortgage banking income, which is reflected in noninterest income in the Consolidated Statements of Income.

Goodwill, Policy [Policy Text Block]

Goodwill is not amortized but is evaluated for impairment on an annual basis as of October 1st each year or whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

Share-based Compensation, Policy [Policy Text Block]

Huntington sponsors nonqualified and incentive share based compensation plans. These plans provide for the granting of stock options and other share-based awards to officers, directors, and other employees. Compensation costs are included in personnel costs on the Consolidated Statements of Income. Stock options are granted at the closing market price on the date of the grant. Options granted typically vest ratably over three years or when other conditions are met. Stock options, which represented a portion of our grant values, have no intrinsic value until the stock price increases. Options granted prior to May 2004 have a term of ten years. All options granted after May 2004 have a term of seven years.

In 2012, shareholders approved the Huntington Bancshares Incorporated 2012 Long-Term Incentive Plan (the Plan) which authorized 51 million shares for future grants. The Plan is the only active plan under which Huntington is currently granting share based options and awards. At December 31, 2013, 24.4 million shares from the Plan were available for future grants. Huntington issues shares to fulfill stock option exercises and restricted stock unit and award vesting from available authorized common shares. At December 31, 2013, the Company believes there are adequate authorized common shares to satisfy anticipated stock option exercises and restricted stock unit and award vesting in 2014.

Huntington uses the Black-Scholes option pricing model to value options in determining our share-based compensation expense. Forfeitures are estimated at the date of grant based on historical rates, and updated as necessary, and reduce the compensation expense recognized. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. The expected dividend yield is based on the dividend rate and stock price at the date of the grant. Expected volatility is based on the estimated volatility of Huntington's stock over the expected term of the option.

Fair Values of Financial Instruments, Policy [Policy Text Block]

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Mortgage loans held for sale

Huntington elected to apply the fair value option for mortgage loans originated with the intent to sell which are included in loans held for sale. Mortgage loans held for sale are classified as Level 2 and are estimated using security prices for similar product types.

Available-for-sale securities and trading account securities

Securities accounted for at fair value include both the available-for-sale and trading portfolios. Huntington uses prices obtained from third party pricing services and recent trades to determine the fair value of securities. AFS and trading securities are classified as Level 1 using quoted market prices (unadjusted) in active markets for identical securities that Huntington has the ability to access at the measurement date. 1% of the positions in these portfolios are Level 1, and consist of U.S. Treasury securities and money market mutual funds. When quoted market prices are not available, fair values are classified as Level 2 using quoted prices for similar assets in active markets, quoted prices of identical or similar assets in markets that are not active, and inputs that are observable for the asset, either directly or indirectly, for substantially the full term of the financial instrument. 88% of the positions in these portfolios are Level 2, and consist of U.S. Government and agency debt securities, agency mortgage backed securities, asset-backed securities, municipal securities and other securities. For both Level 1 and Level 2 securities, management uses various methods and techniques to corroborate prices obtained from the pricing service, including reference to dealer or other market quotes, and by reviewing valuations of comparable instruments. If relevant market prices are limited or unavailable, valuations may require significant management judgment or estimation to determine fair value, in which case the fair values are classified as Level 3. 11% of our positions are Level 3, and consist of non-agency ALT-A asset-backed securities, private-label CMO securities, pooled-trust-preferred CDO securities and municipal securities. A significant change in the unobservable inputs for these securities may result in a significant change in the ending fair value measurement of these securities.

The Alt-A, private label CMO and CDO securities portfolios are classified as Level 3 and as such use significant estimates to determine the fair value of these securities which results in greater subjectivity. The Alt-A and private label CMO securities portfolios are subjected to a monthly review of the projected cash flows, while the cash flows of the pooled-trust-preferred securities portfolio are reviewed quarterly. These reviews are supported with analysis from independent third parties, and are used as a basis for impairment analysis.

Alt-A mortgage-backed and private-label CMO securities are collateralized by first-lien residential mortgage loans. The securities valuation methodology incorporates values obtained from a third party pricing specialist using a discounted cash flow approach and a proprietary pricing model and includes assumptions management believes market participants would use to value the securities under current market conditions. The model uses inputs such as estimated prepayment speeds, losses, recoveries, default rates that are implied by the underlying performance of collateral in the structure or similar structures, house price depreciation / appreciation rates that are based upon macroeconomic forecasts and discount rates that are implied by market prices for similar securities with similar collateral structures.

CDOs are backed by a pool of debt securities issued by financial institutions. The collateral generally consists of CDO securities and subordinated debt securities issued by banks, bank holding companies, and insurance companies. A full cash flow analysis is used to estimate fair values and assess impairment for each security within this portfolio. We engage a third party pricing specialist with direct industry experience in pooled-trust-preferred securities valuations to provide assistance in estimating the fair value and expected cash flows for each security in this portfolio.  The PD of each issuer and the market discount rate are the most significant inputs in determining fair value.  Management evaluates the PD assumptions provided by the third party pricing specialist by comparing the current PD to the assumptions used the previous quarter, actual defaults and deferrals in the current period, and trend data on certain financial ratios of the issuers. Huntington also evaluates the assumptions related to discount rates.   Relying on cash flows is necessary because there was a lack of observable transactions in the market and many of the original sponsors or dealers for these securities are no longer able to provide a fair value that is compliant with ASC 820.

Huntington utilizes the same processes to determine the fair value of investment securities classified as held-to-maturity for impairment evaluation purposes.

Automobile loans

Effective January 1, 2010, Huntington consolidated an automobile loan securitization that previously had been accounted for as an off-balance sheet transaction. As a result, Huntington elected to account for these automobile loan receivables at fair value per guidance supplied in ASC 825. The automobile loan receivables are classified as Level 3. The key assumptions used to determine the fair value of the automobile loan receivables included projections of expected losses and prepayment of the underlying loans in the portfolio and a market assumption of interest rate spreads. Certain interest rates are available from similarly traded securities while other interest rates are developed internally based on similar asset-backed security transactions in the market.

MSRs

MSRs do not trade in an active market with readily observable prices. Accordingly, the fair value of these assets is classified as Level 3. Huntington determines the fair value of MSRs using an income approach model based upon our month-end interest rate curve and prepayment assumptions. The model, which is operated and maintained by a third party, utilizes assumptions to estimate future net servicing income cash flows, including estimates of time decay, payoffs, and changes in valuation inputs and assumptions. Servicing brokers and other sources of information (e.g. discussion with other mortgage servicers and industry surveys) are used to obtain information on market practice and assumptions. On at least a quarterly basis, third party marks are obtained from at least one service broker. Huntington reviews the valuation assumptions against this market data for reasonableness and adjusts the assumptions if deemed appropriate. Any recommended change in assumptions and / or inputs are presented for review to the Mortgage Price Risk Subcommittee for final approval.

Derivatives

Derivatives classified as Level 1 consist of exchange traded options and forward commitments to deliver mortgage-backed securities which are valued using quoted prices. Asset and liability conversion swaps and options, and interest rate caps are classified as Level 2. These derivative positions are valued using a discounted cash flow method that incorporates current market interest rates. Derivatives classified as Level 3 consist primarily of interest rate lock agreements related to mortgage loan commitments. The determination of fair value includes assumptions related to the likelihood that a commitment will ultimately result in a closed loan, which is a significant unobservable assumption. A significant increase or decrease in the external market price would result in a significantly higher or lower fair value measurement.

The short-term nature of certain assets and liabilities result in their carrying value approximating fair value. These include trading account securities, customers' acceptance liabilities, short-term borrowings, bank acceptances outstanding, FHLB advances, and cash and short-term assets, which include cash and due from banks, interest-bearing deposits in banks, and federal funds sold and securities purchased under resale agreements. Loan commitments and letters of credit generally have short-term, variable-rate features and contain clauses that limit Huntington's exposure to changes in customer credit quality. Accordingly, their carrying values, which are immaterial at the respective balance sheet dates, are reasonable estimates of fair value. Not all the financial instruments listed in the table above are subject to the disclosure provisions of ASC Topic 820.

Certain assets, the most significant being operating lease assets, bank owned life insurance, and premises and equipment, do not meet the definition of a financial instrument and are excluded from this disclosure. Similarly, mortgage and nonmortgage servicing rights, deposit base, and other customer relationship intangibles are not considered financial instruments and are not included above. Accordingly, this fair value information is not intended to, and does not, represent Huntington's underlying value. Many of the assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by Management. These estimations necessarily involve the use of judgment about a wide variety of factors, including but not limited to, relevancy of market prices of comparable instruments, expected future cash flows, and appropriate discount rates.

The following methods and assumptions were used by Huntington to estimate the fair value of the remaining classes of financial instruments:

Held-to-maturity securities

Fair values are determined by using models that are based on security-specific details, as well as relevant industry and economic factors. The most significant of these inputs are quoted market prices, and interest rate spreads on relevant benchmark securities.

Loans and Direct Financing Leases

Variable-rate loans that reprice frequently are based on carrying amounts, as adjusted for estimated credit losses. The fair values for other loans and leases are estimated using discounted cash flow analyses and employ interest rates currently being offered for loans and leases with similar terms. The rates take into account the position of the yield curve, as well as an adjustment for prepayment risk, operating costs, and profit. This value is also reduced by an estimate of expected losses and the credit risk associated in the loan and lease portfolio. The valuation of the loan portfolio reflected discounts that Huntington believed are consistent with transactions occurring in the market place.

Deposits

Demand deposits, savings accounts, and money market deposits are, by definition, equal to the amount payable on demand. The fair values of fixed-rate time deposits are estimated by discounting cash flows using interest rates currently being offered on certificates with similar maturities.

Debt

Fixed-rate, long-term debt is based upon quoted market prices, which are inclusive of Huntington's credit risk. In the absence of quoted market prices, discounted cash flows using market rates for similar debt with the same maturities are used in the determination of fair value.

Commitments and Contingencies, Policy [Policy Text Block]

Through the Company's credit process, Huntington monitors the credit risks of outstanding standby letters-of-credit. When it is probable that a standby letter-of-credit will be drawn and not repaid in full, losses are recognized in the provision for credit losses.

On at least a quarterly basis, Huntington assesses its liabilities and contingencies in connection with outstanding legal proceedings utilizing the latest information available. For matters where it is probable, the Company will incur a loss and the amount can be reasonably estimated, Huntington establishes an accrual for the loss. Once established, the accrual is adjusted as appropriate to reflect any relevant developments. For matters where a loss is not probable or the amount of the loss cannot be estimated, no accrual is established.

Segment Reporting, Policy [Policy Text Block]	25. SEGMENT REPORTING
Variable Interest Entity, Policy [Policy Text Block]

Consolidated VIEs

Consolidated VIEs at December 31, 2013 consisted of automobile loan and lease securitization trusts formed in 2009 and 2006. Huntington has determined the trusts are VIEs. Huntington has concluded that it is the primary beneficiary of these trusts because it has the power to direct the activities of the entity that most significantly affect the entity's economic performance and it has either the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.